Prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments and other current assets
Interests receivable	$ 22,082	$ 36,004
Value added taxes to be deducted	28,090	19,326
Receivables from payment platforms	24,512	13,633
Employee advances	4,073	3,692
Prepayments and deposits to vendors and content providers	6,126	6,547
Deposits	5,831	5,611
Loans to third parties	7,604	99
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 10)	20,177	0
Net assets subject to disposal related to YY Live (Note 3(a))	38,194	0
Others	57,044	17,960
Total	$ 213,733	$ 102,872